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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO,
                 -------------------------------
                 ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         ----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         ----------------------------------------
Phone:   312-920-2135
         ----------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael R. Murphy           Chicago, Illinois      2/14/2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $  26,809
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                               13F HOLDINGS REPORT
                                   12/31/2005

         COLUMN 1  COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5     COLUMN 6                   COLUMN 7            COLUMN 8
                                                                                                             Voting Authority
          NAME OF  TITLE OF                 VALUE    SHRS OR  SH/   PUT/    INVESTMENT        OTHER
           ISSUER   CLASS       CUSIP     (X $1000)  PRN AMT  PRN   CALL    DISCRETION       MANAGERS      SOLE  SHARED     NONE
CHICAGO RIVET &
 MACH CO          COM        168088102   $    908     45,400  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC               45,400
PERCEPTRON INC    COM        71361F100   $  2,644    373,408  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              373,408
STRATTEC SEC CORP COM        863111100   $  4,971    122,978  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              122,978
NEOFORMA COM INC  COM NEW    640475505   $  5,871    593,057  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              593,057
WESTWOOD HLDGS
 GROUP INC        COM        961765104   $  1,913    105,000  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              105,000
VITAL SIGNS INC   COM        928469105   $  6,333    147,896  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              147,896
ARTESYN
 TECHNOLOGIES INC COM        043127109   $  3,883    377,000  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC              377,000
M & F WORLDWIDE
 CORP             COM        552541104   $    286     17,495  SH           SHARED-OTHER DANIEL J. DONOGHUE
                                                                                         AND DISCOVERY
                                                                                         GROUP I, LLC               17,495

TOTAL                                    $ 26,809  1,782,234                                                     1,782,234